Schedule of Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 2,215,403	$ 2,126,417	$ 1,827,099
Accumulated Amortization	1,714,526	1,604,854	1,479,897
Net Book Value	500,877	521,563	347,202
Furniture and equipment [Member]
Cost	0	8,358	8,358
Accumulated Amortization	0	8,358	8,358
Net Book Value	0	0	0
Computer equipment [Member]
Cost	0	20,274	20,274
Accumulated Amortization	0	20,274	20,274
Net Book Value	0	0	0
Exploration equipment [Member]
Cost	1,758,619	1,738,849	1,464,478
Accumulated Amortization	1,366,087	1,255,906	1,144,382
Net Book Value	392,532	482,943	320,096
Vehicles [Member]
Cost	456,784	358,936	333,989
Accumulated Amortization	348,439	320,316	306,883
Net Book Value	$ 108,345	$ 38,620	$ 27,106